Goodwill and Intangible Assets (Changes in Goodwill) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Goodwill [Line Items]
Balance at beginning of fiscal year		¥ 19,097		¥ 11,703		¥ 11,549
Goodwill acquired		76,225	[1]	16,470	[2]
Impairment losses recognized				(6,222)
Foreign exchange translation		(146)		(2,854)		154
Balance at end of fiscal year		95,176		19,097		11,703
Gross amount of goodwill	[3]	171,432		94,473		81,254
Accumulated impairment losses		¥ 76,256		¥ 75,376		¥ 69,551

[1]	Goodwill acquired is entirely related to the acquisition of Asset Management One (see Note 3 "Business combination").
[2]	Goodwill acquired is entirely related to the acquisition of Simplex Real Estate Management Inc. and Simplex REIT Partners Inc.
[3]	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 32 "Business segment information".